Property and Equipment, net	12 Months Ended
Dec. 31, 2015
Property and Equipment, net
Property and Equipment, net

9.Property and Equipment, net

Property and equipment, net, consisted of the following:

	As of December 31,
	2014	2015
	RMB	RMB

Office buildings	77,797	77,797
Office buildings improvements	3,948	3,948
Computer and software	56,942	57,399
Furniture, fixture and other equipment	4,960	5,187
Motor vehicles	407	407
Leasehold improvements	4,254	5,722

	148,308	150,460
Less: accumulated depreciation and amortization	(56,614)	(66,037)

Property and equipment, net	91,694	84,423

For the years ended December 31, 2013, 2014 and 2015, depreciation and amortization expenses for the property and equipment amount to RMB15,576, RMB13,716 and RMB10,857 respectively.